SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Accounting Policy [Line Items]
Amount allocated but not yet paid	$ 0	$ 0